Other disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Other disclosures
Schedule of operating lease commitments

	Six months ended June 30,	Year ended December 31,
(in thousands of €)	2018	2017
Less than 1 year	€913	€1,028
1–3 years	291	465
3–5 years	30	33
More than 5 years	—	—
Total	€1,234	€1,526

Schedule of overview of Subsidiaries

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BVBA	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers